Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
7.	PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Buildings	87,792	87,792
Electronic equipment	87,658	91,524
Motor vehicles	9,149	8,111
Furniture and education equipment	46,132	48,173
Leasehold improvement	239,148	248,724

Total	469,879	484,324

Less: Accumulated depreciation	(171,160)	(219,295)

	298,719	265,029

Depreciation expenses were RMB57,696, RMB77,859 and RMB80,290 for the years ended December 31, 2018, 2019 and 2020, respectively.